Inventory (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Raw materials	$ 29,000	$ 29,000
Work-in-process
Finished goods
Less: inventory reserve
Total inventories	$ 29,000	$ 29,000